Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income:
Interest on bank deposits and other	$ 2,238	$ 2,535	$ 406
Exchange rate differences, net			87
Realized gain on sale of marketable securities, net	503	271
Interest on marketable securities	2,870	1,975	2,107
Amortization of premium and accretion of discount on marketable securities, net		112
Total financial income	5,611	4,893	2,600
Financial expenses:
Bank charges	(357)	(405)	(299)
Exchange rate differences, net	(1,361)	(1,175)
Realized loss on sale of marketable securities, net			(480)
Amortization of premium and accretion of discount on marketable securities, net	(395)		(388)
Total financial expenses	(2,113)	(1,580)	(1,167)
Total financial income, net:	$ 3,498	$ 3,313	$ 1,433